13F-HR
<SEQUENCE>1
<FILENAME>aa13fhr3qtr09


					UNITED STATES
			    SECURITIES AND EXCHANGE COMMISSION
				  Washington, D.C. 20549

					 Form 13F

				   Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.):    [ ]is a restatement.
				     [ ]adds new holding entries.


Institutional Investment Manager Filing this Report:

Name:	 Atlantic Advisors LLC
Address: 1560 N. Orange Avenue
	 Suite 150
	 Winter Park, FL  32789

Form 13F File Number: 28-13487

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Nancy Sedacca
Title:	President
Phone:	(407) 998-8788

Signature, Place, and Date of Signing:

	Nancy Sedacca		Winter Park, FL		11/3/2009

	[Signature]		[City, State]		[Date]

Report type (Check only one.):

[X]	13F HOLDINGS REPORT.(Check here if all holdings of this reporting
	manager are reported in this report.)

[ ]	13F NOTICE. (Check here if no holdings reported are in this report, and
	all holdings are reported by other reporting manager(s).)

[ ]	13F COMBINATION REPORT.	  (Check here is a portion of the holdings for this
	reporting manager are reported in this report and a portion are reported
	by other reporting manager(s).)


				Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:

Form 13F Information Table Value Total: $
						   (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file Number(s) of all institutional investment managers with Respect to which this report is filed, other that the Manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE




     		     Form 13F	    INFORMATIONAL	TABLE
COLUMN	   1		    COLUMN  2	COLUMN	3 COLUMN 4	 COLUMN 5	COLUMN 6

NAME OF ISSUER		TITLE OF CLASS  CUSIP	  VALUE		SHRS OR	 SH/ PUT/	INVESTMENT
						  x$1000)	PRN AMT	 PRN  CALL	DISCRETION

ISHARES TR		DJ US HEALTHCR	464287	  266229	  6325	 SH		None
ISHARES TR INDEX	S&P 500 INDEX	464287	      40	     0	 SH		None
3M CO			COM		88579y	    9815	   133	 SH		None
ALTRIA GROUP INC.	COM		22095	    2618	   147	 SH		None
BANK OF AMERICA CORP	COM		60505	   13824	   817	 SH		None
BRISTOL MYERS SQUIBB CO	COM		110122	    1239	    55	 SH		None
CAMPBELL SOUP CO	COM		134429	    2120	    65	 SH		None
CHEVRON CORP NEW	COM		166764	    6127	    87	 SH		None
COMCAST CORP NEW	CL A		20030N	    2532	   150	 SH		None
CONAGRA FOODS INC	COM		205887	    2320	   107	 SH		None
DEL MONTE FOODS CO	COM		24522P	     371	    32	 SH		None
FPL GROUP INC		COM		302571	   23473	   425	 SH		None
HEINZ H J CO		COM		423074	    3260	    82	 SH		None
HOME DEPOT INC		COM		437076	    7459	   280	 SH		None
JPMORGAN CHASE & CO	COM		46625H	  653488	 14913	 SH		None
KELLOGG CO		COM		487836	    1477	    30	 SH		None
KRAFT FOODS 		COM		50075N	    2653	   101	 SH		None
MERCK & CO INC		COM		589331	    2942	    93	 SH		None
PEPSICO INC		COM		713448	    6159	   105	 SH		None
PHILIP MORRIS INTL INC	COM		718172	    7165	   147	 SH		None
PROCTER & GAMBLE CO	COM		742718	   15291	   264	 SH		None
VERIZON COMMUNICATIONS	COM		92343V	    1120	    37	 SH		None
WAL MART STORES INC	COM		931142	    6087	   124	 SH		None
POWERSHARES QQQ TRUST	UNIT SER 1	73935A	 2112500	 50000	 SH		None
SPDR TR			UNIT SER 1	78462F  10559000	100000	 SH  		None
POWERSHARES QQQ TRUST	CALL		73935A	  -13500	  -500	 SH  CALL	None
SPDR TR			CALL		78462F	   -1000	  -500	 SH  CALL	None
SPDR TR			CALL		78462F	    -500	  -500	 SH  CALL	None
SPDR TR			PUT		78462F	  611250	   500	 SH  PUT	None
POWERSHARES QQQ TRUST	PUT		73935A	  245250	   500	 SH  PUT	None
SPDR TR			PUT		78462F	  818750	   500	 SH  PUT	None
ISHARES TR INDEX	DJ US REAL EST	464287	      		  1700	 SH		None
SPDR TR			UNIT SER 1	78462F  10559000	100000	 SH  		None
SPD TR SER 1 		CALL		78462F   -101000	 -1000	 SH  CALL	None
SPDR TR SER 1		PUT		78462F	  505000	   500	 SH  PUT	None
SPDR TR SER 1		PUT		78462F	  712500	   500	 SH  PUT	None
ANGIODYNAMICS INC.	COM		03475V	   27560	   200	 SH		None
APPLE INC		COM		037833	   18535	   100	 SH		None
CISCO SYS INC		COM		1727SR	    4708	   200	 SH		None
DISNEY WALT CO		COM		254687	    5492	   200	 SH		None
ING GROEP N V		SPONSORED ADR	456837	    3566	   200	 SH		None
JOHNSON & JOHNSON 	COM		478160	   12178	   200	 SH		None
MICROSOFT CORP	 	COM		594918	    5144	   200	 SH		None
MORGAN STANLEY ASIA PAC COM		61744U	    8760	   600	 SH		None
PROSHARES TR		PSHS REAL ESTA	74347R	   10659	  1100	 SH		None
SPDR TR			UNIT SER 1	78462F   5490680	 52000	 SH  		None
SPDR TR SER 1 		CALL		78462F    -52520	  -520	 SH  CALL	None
SPDR TR SER 1		PUT		78462F	  525200	  -520	 SH  PUT	None
KELLOGG CO		COM		487836	    1280	    26	 SH		None
JOHNSON & JOHNSON 	COM		456837	   12178	   200	 SH		None
MICROSOFT CORP	 	COM		594918	    5144	   200	 SH		None
PROSHARES TR		PSHS REAL ESTA	74347R	   14535	  1500	 SH		None
3M CO			COM		88579Y	   36900	   500	 SH		None
AETNA INC NEW		COM		00817Y	   19481	   700	 SH		None
AMERICAN STS WATER CO	COM		02899	   16281	   450	 SH		None
AQUA AMERICAN INC.	COM		03836W	   28259	  1602	 SH		None
BERKSHIRE HATHAWAY INC	COM		084597	   33230	    10	 SH		None
BRISTOL MYERS SQUIBB CO	COM		110122	   22520	  1000	 SH		None
COCA COLA CO		COM		191216	   26850	   500	 SH		None
DAKTRONICS INC		COM		234264	    8570	  1000	 SH		None
GENERAL ELECTRIC CO	COM		369604	   16420	  1000	 SH		None
HONEYWELL INTL INC	COM		438516	   18575	   500	 SH		None
JDS UNIPHASE CORP	COM		46612J	     889	   125	 SH		None
JPMORGAN CHASE & CO	COM		46625H	   57842	  1320	 SH		None
KULICKE & SOFFA INDS	COM		501242	   15075	  2500	 SH		None
COCA COLA CO		COM		191216	   26850	   500	 SH		None
MEDCO HEALTH SOLUTIONS	COM		58405U	    6637	   120	 SH		None
MORGAN STANLEY CHINA	COM		617468	   38628	  1200	 SH		None
MORGAN STANLEY EMER MKT	COM		61744G	   14160	  1000	 SH		None
MERCK & CO INC		COM		589331	   36900	   500	 SH		None
NISOURCE INC		COM		65473P	   13890	  1000	 SH		None
PAYCHEX INC		COM		704326	   29050	  1000	 SH		None
PFIZER INC		COM		717081	   24825	  1500	 SH		None
QUANTUM CORP		COM DSSG	747906	    6300	  5000	 SH		None
SAFEGUARD SCIENTIFICS	COM		786449	    3653	   333	 SH		None
SCHERING PLOUGH CORP	COM		806605	   42375	  1500	 SH		None
SEAGATE TECHNOLOGY	SHS		G7945J	    5628	   370	 SH		None
TEVA PHARMACEUTICAL IND	ADR		881624	   40448	   800	 SH		None
UNITED TECHNOLOGIES CO	COM		913017	   18279	   300	 SH		None
V F CORP		COM		918204	   36215	   500	 SH		None
VISHAY INTERTECHNOLOGY 	COM		928298	    3950	   500	 SH		None
POWERSHARES QQQ TRUST	UNIT SER 1	73935A	25138750	595000	 SH		None
SPDR TRUST		UNIT SER 1	78462F  36956500	350000	 SH  		None
SPDR TRUST 		CALL		78462F     -3000	 -1500	 SH  CALL	None
SPDR TRUST 		CALL		78462F     -2000	 -2000	 SH  CALL	None
POWERSHARES QQQ TRUST	CALL		73935A	 -160650	 -5950	 SH  CALL	None
SPDR TRUST SERIES 1	PUT		78462F	 3535000	  3500	 SH  PUT	None
POWERSHARES QQQ TRUST	PUT		73935A	 2528750	  5950	 SH  PUT	None
DIAMONDS TR		UNIT SER 1	252787	10922625	112500	 SH  		None
POWERSHARES QQQ TRUST	UNIT SER 1	73935A	 9506250	225000	 SH		None
SPDR TRUST		UNIT SER 1	78462F  22701850	215000	 SH  		None